UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2024
MFS®  Charter Income Trust
MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust
New York Stock Exchange Symbol: MCR

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	62.0%
Emerging Markets Bonds	20.1%
Investment Grade Corporates	7.5%
Non-U.S. Government Bonds	4.8%
U.S. Treasury Securities	4.8%
Mortgage-Backed Securities	3.0%
Commercial Mortgage-Backed Securities	1.9%
Collateralized Debt Obligations	1.2%
Asset-Backed Securities	0.7%
Municipal Bonds	0.4%
Residential Mortgage-Backed Securities	0.3%
Portfolio facts
Average Duration (d)	5.8
Average Effective Maturity (m)	7.8 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	3.0%
A	7.4%
BBB	12.3%
BB	35.4%
B	29.7%
CCC	9.4%
CC	0.2%
C	0.1%
D	0.1%
U.S. Government	21.4%
Federal Agencies	3.0%
Not Rated	(22.1)%
Non-Fixed Income	1.2%
Cash & Cash Equivalents (Less Liabilities) (b)	(31.9)%
Other (q)	24.0%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents (Less Liabilities).
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of May 31, 2024.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Effective April 30, 2024, Matt Ryan is no longer a Portfolio Manager of the fund.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

Other Notes – continued
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 129.2%
Aerospace & Defense – 3.1%
Boeing Co., 6.298%, 5/01/2029 (n)		$613,000	$617,968
Boeing Co., 6.388%, 5/01/2031 (n)		29,000	29,335
Boeing Co., 5.805%, 5/01/2050		138,000	123,569
Bombardier, Inc., 7.5%, 2/01/2029 (n)		481,000	497,575
Bombardier, Inc., 8.75%, 11/15/2030 (n)		202,000	216,744
Bombardier, Inc., 7.25%, 7/01/2031 (n)		278,000	283,799
Bombardier, Inc., 7%, 6/01/2032 (n)		406,000	407,480
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		525,000	525,063
Moog, Inc., 4.25%, 12/15/2027 (n)		848,000	793,994
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)		1,015,000	1,108,916
TransDigm, Inc., 5.5%, 11/15/2027		1,235,000	1,205,693
TransDigm, Inc., 6.75%, 8/15/2028 (n)		498,000	503,648
TransDigm, Inc., 4.625%, 1/15/2029		566,000	521,210
TransDigm, Inc., 6.375%, 3/01/2029 (n)		459,000	458,004
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,129,000	1,143,209
Triumph Group, Inc., 9%, 3/15/2028 (n)		289,000	298,336
			$8,734,543
Airlines – 0.7%
Air Canada, 3.875%, 8/15/2026 (n)		$941,000	$893,294
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		759,080	734,080
easyJet PLC, 3.75%, 3/20/2031	EUR	100,000	105,871
Hawaiian Brand Intellectual Property Ltd., 5.75%, 1/20/2026 (n)		$289,000	266,488
			$1,999,733
Apparel Manufacturers – 0.2%
Tapestry, Inc., 3.05%, 3/15/2032		$57,000	$45,830
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)		460,000	383,097
			$428,927
Asset-Backed & Securitized – 4.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.013%, 11/15/2054 (i)		$3,745,206	$170,800
ACREC 2021-FL1 Ltd., “C”, FLR, 7.585% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		229,500	222,335
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		114,751	114,577

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.431% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)	$200,000	$195,172
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 5/15/2036 (n)	100,000	98,770
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.381% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)	275,500	270,986
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.623% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	327,000	321,517
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.324% (SOFR - 30 day + 3%), 1/15/2037 (n)	208,000	196,332
AREIT 2022-CRE6 Trust, “C”, FLR, 7.473% (SOFR - 30 day + 2.15%), 1/20/2037 (n)	100,000	95,922
AREIT 2022-CRE6 Trust, “D”, FLR, 8.173% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	100,000	94,849
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	100,000	100,329
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.039% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	85,181	131,655
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.611%, 4/15/2053 (i)	1,959,688	112,811
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.402%, 7/15/2054 (i)	981,168	61,163
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.601%, 2/15/2054 (i)	2,248,065	175,100
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.783%, 7/15/2053 (i)	3,264,418	194,695
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.264%, 2/15/2054 (i)	3,597,195	204,605
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.144%, 3/15/2054 (i)	1,988,710	100,072
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.996%, 6/15/2054 (i)	5,519,876	228,251
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.257%, 7/15/2054 (i)	6,911,144	395,756
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.268%, 8/15/2054 (i)	2,319,144	143,773
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	8,926,377	396,921
BMP Commercial Mortgage Trust, 2024-MF23, “C”, 7.161% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)(w)	100,000	99,781
BMP Commercial Mortgage Trust, 2024-MF23, “D”, 7.71% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)(w)	100,000	99,781

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.481% ((SOFR - 1mo. + 0.11448%) + 2.05%), 12/15/2038 (n)	$100,000	$98,235
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.731% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)	100,000	97,938
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	97,917	98,327
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	97,917	98,673
BXMT 2021-FL4 Ltd., “B”, FLR, 6.985% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/15/2038 (n)	549,000	484,063
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	143,298	139,474
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	426,092
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	89,945	84,851
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	89,945	83,439
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	99,444	99,395
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	36,553	36,487
Colt Funding LLC, 2024-1, “A1”, 5.835%, 2/25/2069 (n)	147,955	147,002
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.771%, 4/15/2054 (i)	1,570,723	57,103
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.082%, 6/15/2063 (i)	996,295	47,448
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.143%, 6/15/2064 (i)	1,293,896	66,132
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065	257,000	223,189
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	4,586,320	46
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	37,407	37,373
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2027 (n)(w)	100,000	100,000
ELM Trust, 2024-ELM, “C10”, 1%, 6/10/2027 (n)(w)	100,000	100,000
ELM Trust, 2024-ELM, “D10”, 6.626%, 6/10/2027 (n)(w)	100,000	100,000
Empire District Bondco LLC, 4.943%, 1/01/2033	165,000	162,384
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.574% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	114,000	110,968
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.984% ((SOFR - 1mo. + 0.11448%) + 1.55%), 5/16/2038 (n)	297,500	288,830
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)	52,593	52,583

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.431% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)		$100,000	$97,750
MF1 2021-FL5 Ltd., “C”, FLR, 7.134% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		213,000	209,626
MF1 2021-FL5 Ltd., “D”, FLR, 7.934% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		755,000	730,409
MF1 2022-FL8 Ltd., “C”, FLR, 7.519% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	106,948
MF1 2024-FL14 LLC, “A”, FLR, 7.057% (SOFR - 1mo. + 1.737%), 3/19/2039 (n)		229,000	228,921
MF1 2024-FL14 LLC, “AS”, FLR, 7.56% (SOFR - 1mo. + 2.24%), 3/19/2039 (n)		100,000	99,806
MF1 2024-FL14 LLC, “B”, FLR, 8.009% (SOFR - 1mo. + 2.689%), 3/19/2039 (n)		349,917	349,789
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.287%, 5/15/2054 (i)		1,027,288	59,520
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.317%, 6/15/2054 (i)		3,063,796	159,871
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “A”, 6.18%, 8/25/2028 (n)		244,000	245,416
Navistar Financial Dealer Note Master Owner Trust, 2023-1, “B”, 6.48%, 8/25/2028 (n)		57,000	56,988
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)		120,567	119,875
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)		95,288	94,701
OBX Trust, 2024-NQM2, “A1”, 5.878%, 12/25/2063 (n)		283,174	281,644
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	100,000	124,646
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.581% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)		$157,500	151,627
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 7.235% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)		190,000	179,890
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.535% ((SOFR - 1mo. + 0.11448)% + 2.1%), 4/18/2038 (n)		100,000	91,220
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.835% ((SOFR - 1mo. + 0.11448%) + 1.4%), 3/15/2038 (n)		150,000	146,602
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.285% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		310,000	295,546
Verus Securitization Trust, 2014-1, “A1”, 5.712%, 1/25/2069 (n)		161,164	159,790
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.52%, 8/15/2054 (i)		1,951,958	141,455
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 6.173% (SOFR - 30 day + 0.85%), 6/15/2026 (n)		18,622	18,637
			$11,616,662

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 0.9%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$621,000	$624,979
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		290,000	293,049
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		631,000	545,069
Ferrari N.V., 3.625%, 5/21/2030	EUR	130,000	140,273
Garrett Motion Holdings, Inc./Garrett LX I S.à r.l., 7.75%, 5/31/2032 (n)		$406,000	408,664
Hyundai Capital America, 6.375%, 4/08/2030 (n)		72,000	74,748
LKQ Corp., 6.25%, 6/15/2033		34,000	34,938
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		480,000	413,500
Volkswagen Leasing GmbH, 4%, 4/11/2031	EUR	70,000	75,665
			$2,610,885
Broadcasting – 0.7%
AMC Networks, Inc., 10.25%, 1/15/2029 (n)		$232,000	$231,478
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		600,000	613,373
Discovery Communications LLC, 4.125%, 5/15/2029		32,000	29,502
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		584,000	534,563
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	266,623
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	184,932
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$34,000	29,757
			$1,890,228
Brokerage & Asset Managers – 1.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$704,000	$731,661
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		585,000	639,869
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		274,000	264,708
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		43,000	43,407
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034		42,000	43,438
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		343,000	321,558
LPL Holdings, Inc., 4%, 3/15/2029 (n)		375,000	347,637
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		388,000	353,482
LSEG Netherlands B.V., 4.231%, 9/29/2030	EUR	100,000	111,409
			$2,857,169
Building – 2.9%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)		$572,000	$505,186
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		405,000	329,408
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	110,000	120,543
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$812,000	719,720
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		871,000	804,724

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	$96,071
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		$289,000	260,962
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		171,000	169,865
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		716,000	652,601
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		726,000	682,427
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		240,000	245,705
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		767,000	778,085
SRM Concrete, 8.875%, 11/15/2031 (n)		853,000	898,144
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		522,000	497,281
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		871,000	777,264
Vulcan Materials Co., 3.5%, 6/01/2030		75,000	68,044
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		779,000	743,171
			$8,349,201
Business Services – 0.7%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	100,000	$102,658
Fiserv, Inc., 4.4%, 7/01/2049		$84,000	68,398
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		454,000	437,911
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		530,000	510,226
Mastercard, Inc., 3.3%, 3/26/2027		45,000	43,095
Mastercard, Inc., 3.85%, 3/26/2050		77,000	60,861
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	691,177
Visa, Inc., 3.65%, 9/15/2047		118,000	91,514
Wolters Kluwer N.V., 3.25%, 3/18/2029	EUR	100,000	106,882
			$2,112,722
Cable TV – 4.6%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,184,000	$883,440
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		570,000	544,777
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,852,000	1,577,634
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,143,000	949,725
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		535,000	398,623
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		110,000	110,120
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		27,000	19,910

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		$800,000	$561,838
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		250,000	139,565
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		417,000	331,393
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		825,000	356,488
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	154,165
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		253,000	243,756
DISH DBS Corp., 7.75%, 7/01/2026		392,000	249,279
DISH DBS Corp., 5.25%, 12/01/2026 (n)		488,000	388,608
DISH DBS Corp., 5.125%, 6/01/2029		370,000	147,338
DISH Network Corp., 11.75%, 11/15/2027 (n)		255,000	255,845
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		893,000	845,854
SES S.A., 3.5%, 1/14/2029	EUR	100,000	104,056
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$571,000	511,138
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		738,000	685,429
Summer BidCo B.V., 10% (10% Cash or 10.75% PIK), 2/15/2029 (p)	EUR	123,584	135,599
Videotron Ltd., 5.125%, 4/15/2027 (n)		$406,000	396,939
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		600,000	498,509
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		891,000	803,518
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	170,000	153,792
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,715,000	1,464,777
			$12,912,115
Chemicals – 1.8%
Chemours Co., 4.625%, 11/15/2029 (n)		$722,000	$615,723
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		447,000	384,693
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		900,000	818,967
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		691,000	651,498
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	453,848
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		766,000	721,453
SNF Group SACA, 3.375%, 3/15/2030 (n)		1,105,000	950,438
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		502,000	524,493
			$5,121,113
Computer Software – 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$568,000	$583,136
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		606,000	563,559
Microsoft Corp., 2.525%, 6/01/2050		101,000	63,417
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		407,000	388,743
Oracle Corp., 4%, 7/15/2046		62,000	47,433
			$1,646,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.7%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$337,000	$310,253
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		180,000	174,967
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,213,000	1,187,962
Virtusa Corp., 7.125%, 12/15/2028 (n)		361,000	328,319
			$2,001,501
Conglomerates – 2.2%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$500,000	$460,740
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,098,000	1,004,831
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		549,000	592,817
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,046,000	1,047,822
Gates Corp., 6.875%, 7/01/2029 (n)		230,000	232,209
Gates Global LLC, 6.25%, 1/15/2026 (n)		484,000	483,722
Illinois Tool Works, Inc., 3.375%, 5/17/2032	EUR	100,000	106,847
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$657,000	608,959
nVent Finance S.à r.l., 5.65%, 5/15/2033		69,000	68,776
Regal Rexnord Corp., 6.05%, 4/15/2028		138,000	140,091
TriMas Corp., 4.125%, 4/15/2029 (n)		1,442,000	1,305,145
Veralto Corp., 4.15%, 9/19/2031	EUR	100,000	108,733
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		$75,000	73,352
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		39,000	39,119
			$6,273,163
Construction – 0.9%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$693,000	$691,773
Empire Communities Corp., 9.75%, 5/01/2029 (n)		464,000	473,340
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		249,000	240,863
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		516,000	471,519
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		684,000	626,443
			$2,503,938
Consumer Products – 1.2%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$803,000	$800,017
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		382,000	339,577
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		974,000	980,919
Kenvue, Inc., 5.05%, 3/22/2053		100,000	93,999
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		857,000	825,699
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		415,000	355,842
			$3,396,053

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 2.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,062,000	$1,052,991
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	341,413
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		659,000	530,862
Compass Group PLC, 3.25%, 2/06/2031	EUR	100,000	106,087
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$350,000	348,034
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,013,000	905,031
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		804,000	804,680
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		584,000	553,026
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		704,000	654,748
Pachelbel Bidco Spa, 7.125%, 5/17/2031 (n)	EUR	100,000	111,218
Pluxee N.V., 3.75%, 9/04/2032		100,000	106,154
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		$665,000	456,308
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		436,000	284,538
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,125,000	993,026
Velocity Vehicle Group LLC, 8%, 6/01/2029 (n)(w)		174,000	176,828
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	100,000	105,358
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$595,000	578,398
			$8,108,700
Containers – 1.5%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$238,000	$55,330
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		765,000	670,832
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,069,000	938,734
Crown Americas LLC, 5.25%, 4/01/2030		342,000	328,722
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		604,000	580,480
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		490,000	480,983
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	531,000	521,048
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$601,000	599,659
			$4,175,788
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 2.95%, 2/15/2032		$48,000	$40,110
Arrow Electronics, Inc., 5.875%, 4/10/2034		88,000	86,374
			$126,484

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$418,000	$411,455
Entegris, Inc., 4.375%, 4/15/2028 (n)		430,000	402,231
Entegris, Inc., 3.625%, 5/01/2029 (n)		499,000	443,367
Intel Corp., 5.7%, 2/10/2053		70,000	68,482
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		36,000	32,467
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033		17,000	16,502
Sensata Technologies B.V., 5%, 10/01/2025 (n)		847,000	853,164
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		385,000	374,221
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		209,000	190,646
			$2,792,535
Emerging Market Quasi-Sovereign – 4.0%
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		$855,000	$866,773
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		404,000	342,590
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	574,511
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		400,000	390,304
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		522,000	500,484
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	596,100
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	146,000	138,429
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		$299,000	252,685
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	676,080
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	672,000
Korea Development Bank, 4.25%, 9/08/2032		531,000	501,130
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	200,542
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)(w)		642,000	642,565
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		493,000	496,867
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	479,960
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	196,610
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	859,373
Petroleos Mexicanos, 5.95%, 1/28/2031		100,000	81,155
Petroleos Mexicanos, 10%, 2/07/2033		60,000	60,556
Petroleos Mexicanos, 6.75%, 9/21/2047		866,000	581,664
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		352,000	327,888

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		$1,065,000	$1,069,154
SPP-Distribucia A.S. (Republic of Slovakia), 1%, 6/09/2031	EUR	180,000	149,167
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		$500,000	509,930
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		200,000	200,500
			$11,367,017
Emerging Market Sovereign – 9.6%
Republic of India, 7.18%, 8/14/2033	INR	51,100,000	$616,633
Arab Republic of Egypt, 8.5%, 1/31/2047		$965,000	752,023
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	732,001
Dominican Republic, 7.05%, 2/03/2031 (n)		150,000	154,121
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	153,029
Dominican Republic, 5.875%, 1/30/2060 (n)		1,360,000	1,149,968
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	488,057
Federative Republic of Brazil, 10%, 1/01/2027	BRL	1,375,000	255,723
Federative Republic of Brazil, 10%, 1/01/2029		16,500,000	2,981,176
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	385,000	407,727
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	438,593
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	365,594
Kingdom of Saudi Arabia, 5%, 1/18/2053		200,000	174,580
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	23,377,000	570,383
Oriental Republic of Uruguay, 9.75%, 7/20/2033		8,914,000	237,197
People's Republic of China, 3.13%, 11/21/2029	CNY	3,100,000	451,214
People's Republic of China, 2.88%, 2/25/2033		8,520,000	1,228,279
Republic of Albania, 5.9%, 6/09/2028	EUR	682,000	765,048
Republic of Angola, 9.375%, 5/08/2048		$870,000	741,943
Republic of Angola, 9.125%, 11/26/2049		200,000	166,500
Republic of Argentina, 3.625%, 7/09/2035		768,494	337,265
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	114,000	99,437
Republic of Benin, 6.875%, 1/19/2052		400,000	348,902
Republic of Costa Rica, 7.3%, 11/13/2054		$600,000	621,356
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	921,312
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		200,000	183,786
Republic of Guatemala, 6.125%, 6/01/2050 (n)		$382,000	343,322
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	625,764
Republic of Korea, 2.375%, 12/10/2027	KRW	325,000,000	226,312
Republic of Korea, 1.875%, 6/10/2029		3,174,250,000	2,122,088
Republic of Korea, 1.375%, 6/10/2030		2,721,670,000	1,738,833
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	198,260
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	985,256
Republic of Philippines, 3.556%, 9/29/2032		334,000	293,748

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Poland, 5.125%, 9/18/2034		$379,000	$368,577
Republic of Romania, 1.75%, 7/13/2030 (n)	EUR	247,000	219,268
Republic of Romania, 2%, 1/28/2032		350,000	299,067
Republic of Romania, 2%, 4/14/2033		250,000	205,904
Republic of Serbia, 1.65%, 3/03/2033		428,000	347,948
Republic of Serbia, 2.05%, 9/23/2036 (n)		452,000	348,091
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)(n)		$446,000	257,569
Republic of Turkey, 7.625%, 5/15/2034		566,000	567,551
Sultanate of Oman, 7%, 1/25/2051		800,000	830,200
United Mexican States, 7.75%, 5/29/2031	MXN	5,900,000	310,828
United Mexican States, 4.75%, 4/27/2032		$727,000	674,292
United Mexican States, 4.875%, 5/19/2033		441,000	408,623
United Mexican States, 3.771%, 5/24/2061		774,000	479,932
			$27,193,280
Energy - Independent – 3.3%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$526,000	$552,030
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		173,000	185,055
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		349,000	372,597
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,167,000	1,128,822
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		651,000	642,049
Diamondback Energy, Inc., 5.75%, 4/18/2054		77,000	74,231
Encino Acquisition partners Holdings LLC, 8.75%, 5/01/2031 (n)		464,000	479,840
Matador Resources Co., 6.875%, 4/15/2028 (n)		635,000	640,789
Matador Resources Co., 6.5%, 4/15/2032 (n)		228,000	227,556
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	481,211
Occidental Petroleum Corp., 6.45%, 9/15/2036		103,000	107,289
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		110,000	110,954
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		886,000	868,261
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		463,000	473,005
Pioneer Natural Resources Co., 2.15%, 1/15/2031		95,000	79,743
Santos Finance Ltd., 6.875%, 9/19/2033 (n)		82,000	85,846
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)		841,000	872,558
SM Energy Co., 6.5%, 7/15/2028		664,000	661,795
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	940,019
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		457,000	464,018
			$9,447,668

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$54,000	$52,228
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	100,000	111,549
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$585,000	605,568
Eni S.p.A., 3.875%, 1/15/2034	EUR	100,000	107,052
Exxon Mobil Corp., 1.408%, 6/26/2039		100,000	76,479
			$952,876
Entertainment – 2.4%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$642,000	$645,481
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		989,000	970,785
Carnival Corp. PLC, 4%, 8/01/2028 (n)		366,000	337,823
Carnival Corp. PLC, 6%, 5/01/2029 (n)		367,000	358,688
Carnival Corp. PLC, 5.75%, 1/15/2030 (n)	EUR	260,000	286,683
Merlin Entertainments, 7.375%, 2/15/2031 (n)		$734,000	743,924
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		659,000	647,950
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		566,000	554,557
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		360,000	351,689
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		403,000	376,847
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		747,000	747,544
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		228,000	222,617
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		625,000	599,388
			$6,843,976
Financial Institutions – 3.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$574,138	$506,625
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		69,000	67,014
Citycon Treasury B.V., 6.5%, 3/08/2029	EUR	100,000	108,184
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		$690,000	728,452
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		558,000	580,707
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		570,000	566,351
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		143,000	144,442
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		657,000	634,993
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		407,000	425,296
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		1,590,325	1,512,827
Heimstaden Bostad Treasury B.V., 1%, 4/13/2028	EUR	100,000	87,581
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		$509,000	523,488
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)		762,000	801,282
Macquarie AirFinance Holdings Ltd., 6.4%, 3/26/2029 (n)		107,000	108,125
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)		126,000	132,674
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	232,000
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		991,000	977,444
OneMain Finance Corp., 6.875%, 3/15/2025		566,000	570,037

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
OneMain Finance Corp., 7.125%, 3/15/2026		$763,000	$774,200
OneMain Finance Corp., 5.375%, 11/15/2029		403,000	374,796
OneMain Finance Corp., 7.5%, 5/15/2031		416,000	416,135
Samhallsbyggnadsbolaget i Norden AB, 3%, 1/14/2025	EUR	100,000	100,402
Samhallsbyggnadsbolaget i Norden AB, 2.375%, 9/04/2026		100,000	83,549
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		280,000	96,230
			$10,552,834
Food & Beverages – 2.8%
Anheuser-Busch InBev S.A/N.V., 3.95%, 3/22/2044	EUR	100,000	$105,936
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$144,000	130,066
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	42,067
B&G Foods, Inc., 5.25%, 9/15/2027		406,000	372,607
B&G Foods, Inc., 8%, 9/15/2028 (n)		216,000	219,222
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		129,000	125,296
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		755,000	710,062
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		285,000	290,333
Coca-Cola Co., 3.125%, 5/14/2032	EUR	100,000	105,922
Constellation Brands, Inc., 3.15%, 8/01/2029		$32,000	28,905
Constellation Brands, Inc., 2.25%, 8/01/2031		53,000	43,262
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		460,000	472,641
JBS USA Food Co., 6.5%, 12/01/2052		43,000	43,138
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		781,000	669,657
Kraft Heinz Foods Co., 4.375%, 6/01/2046		94,000	77,053
Performance Food Group Co., 5.5%, 10/15/2027 (n)		781,000	761,198
Pernod Ricard S.A., 3.375%, 11/07/2030	EUR	100,000	106,346
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		$555,000	542,268
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		935,000	849,038
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,014,000	929,777
TreeHouse Foods, Inc., 4%, 9/01/2028		461,000	410,521
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		783,000	734,956
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)		267,000	220,359
			$7,990,630
Gaming & Lodging – 3.2%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$310,000	$280,059
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		643,000	649,945
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		497,000	506,687

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		$591,000	$586,640
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		991,000	950,540
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	203,000	223,079
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$200,000	201,022
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,038,000	981,397
Las Vegas Sands Corp., 3.9%, 8/08/2029		89,000	80,850
Las Vegas Sands Corp., 6.2%, 8/15/2034		298,000	300,292
Marriott International, Inc., 2.85%, 4/15/2031		90,000	76,473
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		509,000	424,786
Studio City Finance Ltd., 5%, 1/15/2029 (n)		342,000	297,882
VICI Properties LP, REIT, 4.95%, 2/15/2030		47,000	45,025
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		1,040,000	964,771
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		705,000	670,143
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		883,000	825,161
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		727,000	683,702
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		286,000	293,661
			$9,042,115
Industrial – 1.1%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$200,000	$196,793
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		635,000	640,590
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,016,000	931,807
Arcadis N.V., 4.875%, 2/28/2028	EUR	100,000	111,166
Artera Services LLC, 8.5%, 2/15/2031 (n)		$459,000	468,997
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		35,000	20,860
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		887,000	828,210
			$3,198,423
Insurance – 0.1%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$101,000	$83,265
Lincoln National Corp., 5.852%, 3/15/2034		109,000	108,424
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		62,000	63,026
			$254,715
Insurance - Health – 0.1%
Elevance Health, Inc., 5.375%, 6/15/2034		$80,000	$79,766
UnitedHealth Group, Inc., 3.25%, 5/15/2051		74,000	50,694
			$130,460

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.7%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)		$344,000	$345,661
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		116,000	105,735
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		470,000	460,671
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		692,000	643,704
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		450,000	451,176
American International Group, Inc., 5.125%, 3/27/2033		87,000	85,383
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		576,000	529,455
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		701,000	696,124
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		45,000	47,574
Arthur J. Gallagher & Co., 6.75%, 2/15/2054		60,000	66,021
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		459,000	427,138
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		637,000	643,254
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	175,000	125,307
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054 (n)		$71,000	71,378
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		484,000	484,527
Hub International Ltd., 5.625%, 12/01/2029 (n)		287,000	266,277
Hub International Ltd., 7.25%, 6/15/2030 (n)		866,000	879,881
Hub International Ltd., 7.375%, 1/31/2032 (n)		390,000	391,384
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		836,000	842,957
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	108,868
			$7,672,475
International Market Quasi-Sovereign – 0.3%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 3.375%, 1/29/2038	EUR	20,000	$21,026
EnBW International Finance B.V. (Federal Republic of Germany), 3.5%, 7/24/2028		90,000	97,283
La Banque Postale (Republic of France), 3.5%, 6/13/2030		100,000	106,975
Landsbankinn hf. (Republic of Iceland), 5%, 5/13/2028		100,000	109,809
Logicor Financing S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/17/2030		110,000	101,225
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	204,800
NBN Co. Ltd. (Commonwealth of Australia), 3.75%, 3/22/2034	EUR	100,000	107,311
P3 Group S.à r.l. (Grand Duchy of Luxembourg), 1.625%, 1/26/2029		100,000	95,258

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Swisscom Finance, 3.5%, 11/29/2031	EUR	100,000	$107,711
			$951,398
International Market Sovereign – 10.6%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	14,422,000	$8,185,910
Commonwealth of Australia, 2.75%, 5/21/2041		960,000	494,882
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	166,400
Government of Bermuda, 5%, 7/15/2032 (n)		560,000	535,528
Government of Canada, 1.25%, 6/01/2030	CAD	882,000	565,141
Government of Canada, 1.5%, 6/01/2031		2,484,000	1,583,968
Government of Canada, 2%, 6/01/2032		1,037,000	674,691
Government of Japan, 2.4%, 12/20/2034	JPY	407,000,000	2,911,021
Government of Japan, 0.3%, 12/20/2039		196,350,000	1,027,640
Government of Japan, 0.4%, 3/20/2050		159,900,000	679,355
Government of Japan, 0.7%, 12/20/2051		308,500,000	1,387,205
Government of New Zealand, 3.5%, 4/14/2033	NZD	372,000	207,654
Kingdom of Belgium, 2.85%, 10/22/2034 (n)	EUR	375,000	394,807
Kingdom of Belgium, 0.4%, 6/22/2040		347,000	237,127
Kingdom of Spain, 3.25%, 4/30/2034		1,075,000	1,153,521
Kingdom of Spain, 3.45%, 10/31/2034 (n)(w)		477,000	518,771
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,075,000	1,192,680
Kingdom of Spain, 1%, 10/31/2050		650,000	375,676
Kingdom of Spain, 4%, 10/31/2054		462,000	501,854
Republic of Italy, 4.1%, 2/01/2029		2,571,000	2,864,704
Republic of Italy, 1.45%, 3/01/2036		1,295,000	1,070,626
Republic of Italy, 4.15%, 10/01/2039 (n)		1,736,000	1,865,676
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	398,000	401,027
United Kingdom Treasury, 1.25%, 10/22/2041		506,000	386,927
United Kingdom Treasury, 1.5%, 7/22/2047		130,000	90,993
United Kingdom Treasury, 3.75%, 7/22/2052		515,000	556,491
			$30,030,275
Local Authorities – 0.0%
Province of Alberta, 1.65%, 6/01/2031	CAD	95,000	$59,346
Province of British Columbia, 2.95%, 6/18/2050		115,000	64,473
			$123,819
Machinery & Tools – 0.8%
AGCO Corp., 5.8%, 3/21/2034		$102,000	$101,821
CNH Industrial Capital LLC, 5.5%, 1/12/2029		71,000	71,519
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,288,000	1,344,412
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	110,000	116,169

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – continued
Terex Corp., 5%, 5/15/2029 (n)		$682,000	$641,422
			$2,275,343
Major Banks – 1.3%
Banca Popolare Sondrio, 4.125%, 6/04/2030 (w)	EUR	100,000	$107,711
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$100,000	99,460
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		92,000	77,320
BPER Banca S.p.A., 4%, 5/22/2031	EUR	100,000	107,247
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	182,317
ING Groep N.V., 4.375%, 8/15/2034	EUR	100,000	107,515
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027		$44,000	40,265
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028		66,000	65,439
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		59,000	59,642
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	87,423
JPMorgan Chase & Co., 3.761% to 3/21/2033, FLR (EURIBOR - 3mo. + 0.98%) to 3/21/2034	EUR	100,000	107,309
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		$28,000	19,782
Lloyds Banking Group PLC, 4.75% to 9/21/2030, FLR (EUR Swap Rate - 1yr. + 1.6%) to 9/21/2031	EUR	100,000	112,818
Lloyds Banking Group PLC, 3.875%, 5/14/2032		100,000	107,418
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		$154,000	140,570
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		43,000	42,555
Morgan Stanley, 3.955% to 3/21/2034, FLR (EURIBOR - 3mo. + 1.242%) to 3/21/2035	EUR	100,000	107,629
Nationwide Building Soceity, 4.015%, 5/02/2027		100,000	108,559
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172		$200,000	202,806
NatWest Markets PLC, 3.625%, 1/09/2029	EUR	100,000	107,820
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028		$46,000	45,868
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		55,000	55,002
Toronto-Dominion Bank, 3.563%, 4/16/2031	EUR	100,000	106,622

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$985,000	$1,020,891
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		200,000	163,457
UniCredit S.p.A., 4.3%, 1/23/2031	EUR	150,000	163,415
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		$45,000	42,786
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		69,000	59,501
			$3,649,147
Medical & Health Technology & Services – 4.2%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$965,000	$867,945
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		1,108,000	1,042,645
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		486,000	494,505
CAB SELAS, 3.375%, 2/01/2028	EUR	100,000	97,540
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$1,070,000	967,870
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		426,000	426,162
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		454,000	323,738
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,146,000	951,297
CVS Health Corp., 5.625%, 2/21/2053		16,000	14,838
Encompass Health Corp., 5.75%, 9/15/2025		244,000	243,013
Encompass Health Corp., 4.75%, 2/01/2030		680,000	629,371
Encompass Health Corp., 4.625%, 4/01/2031		120,000	108,463
HCA, Inc., 5.125%, 6/15/2039		54,000	50,132
ICON Investments Six DAC, 5.809%, 5/08/2027		200,000	201,535
IQVIA, Inc., 5%, 5/15/2027 (n)		1,010,000	981,120
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	605,942
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)		286,000	306,016
Lifepoint Health, Inc., 11%, 10/15/2030 (n)		341,000	375,661
Lifepoint Health, Inc., 10%, 6/01/2032 (n)		464,000	465,684
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		179,000	111,194
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		142,000	141,020
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		512,000	515,842
Tenet Healthcare Corp., 6.125%, 10/01/2028		484,000	479,450
Tenet Healthcare Corp., 4.375%, 1/15/2030		416,000	382,553
Tenet Healthcare Corp., 6.125%, 6/15/2030		726,000	719,583
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		465,000	448,306
			$11,951,425

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.7%
American Medical Systems Europe B.V., 3.5%, 3/08/2032	EUR	100,000	$106,353
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$620,000	662,415
Medline Borrower LP, 3.875%, 4/01/2029 (n)		290,000	263,951
Medline Borrower LP, 5.25%, 10/01/2029 (n)		848,000	799,390
			$1,832,109
Metals & Mining – 2.0%
Anglo American Capital PLC, 4.125%, 3/15/2032	EUR	100,000	$107,420
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$742,000	674,686
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		130,000	126,097
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,766,000	1,567,838
Glencore Capital Finance DAC, 4.154%, 4/29/2031	EUR	110,000	118,183
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		$797,000	516,116
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		514,000	478,175
Novelis Corp., 3.25%, 11/15/2026 (n)		486,000	453,757
Novelis Corp., 4.75%, 1/30/2030 (n)		784,000	724,350
Novelis Corp., 3.875%, 8/15/2031 (n)		248,000	212,330
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		373,170	271,339
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		457,000	468,466
			$5,718,757
Midstream – 4.0%
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		$45,000	$45,868
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		72,000	76,288
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		863,000	789,172
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		862,000	774,281
Enbridge, Inc., 5.7%, 3/08/2033		42,000	42,146
Enbridge, Inc., 8.5% to 1/15/2034, FLR (CMT - 5yr. + 4.431%) to 1/15/2054, FLR (CMT - 5yr. + 5.181%) to 1/15/2084		74,000	79,528
Energy Transfer LP, 5.95%, 5/15/2054		60,000	57,726
EQM Midstream Partners LP, 5.5%, 7/15/2028		961,000	942,317
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		229,000	228,578
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		793,000	772,769
NuStar Logistics, LP, 6.375%, 10/01/2030		683,000	680,929
Peru LNG, 5.375%, 3/22/2030		518,000	438,415
Prairie Acquiror LP, 9%, 8/01/2029 (n)		290,000	298,025
Sunoco LP, 7.25%, 5/01/2032 (n)		580,000	593,795
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		953,000	908,986
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		444,000	445,179
Targa Resources Corp., 4.2%, 2/01/2033		11,000	9,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Corp., 4.95%, 4/15/2052	$79,000	$67,191
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	632,000	569,183
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	410,000	410,986
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	627,000	553,747
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	833,000	851,321
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	706,000	765,672
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	886,000	913,643
		$11,315,616
Mortgage-Backed – 3.0%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$11,891	$12,122
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	47,642	47,854
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	23,252	23,716
Fannie Mae, 3.5%, 12/01/2047	36,727	33,172
Fannie Mae, UMBS, 2%, 4/01/2042 - 5/01/2052	531,340	419,506
Fannie Mae, UMBS, 6.5%, 2/01/2043	38,486	39,119
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	116,489	104,200
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 4/01/2052	797,161	646,362
Fannie Mae, UMBS, 3%, 12/01/2051	19,560	16,660
Fannie Mae, UMBS, 5%, 8/01/2052	167,968	161,908
Fannie Mae, UMBS, 4%, 10/01/2052	470,443	427,493
Fannie Mae, UMBS, 5.5%, 11/01/2052	111,920	110,434
Fannie Mae, UMBS, 6%, 11/01/2053	95,462	95,608
Freddie Mac, 0.181%, 2/25/2025 (i)	38,000,000	46,793
Freddie Mac, 1.366%, 3/25/2027 (i)	448,000	15,127
Freddie Mac, 0.124%, 2/25/2028 (i)	36,576,000	194,742
Freddie Mac, 0.293%, 2/25/2028 (i)	15,572,000	170,521
Freddie Mac, 0.107%, 4/25/2028 (i)	15,983,000	86,065
Freddie Mac, 5.972%, 3/25/2029	175,747	176,501
Freddie Mac, 1.09%, 7/25/2029 (i)	1,875,185	85,401
Freddie Mac, 5.961%, 7/25/2029 - 9/25/2029	321,010	321,858
Freddie Mac, 5.962%, 8/25/2029	159,221	159,577
Freddie Mac, 1.798%, 4/25/2030 (i)	845,640	75,034
Freddie Mac, 1.868%, 4/25/2030 (i)	731,897	67,058
Freddie Mac, 1.666%, 5/25/2030 (i)	896,340	75,761
Freddie Mac, 1.797%, 5/25/2030 (i)	2,034,877	182,732
Freddie Mac, 1.341%, 6/25/2030 (i)	821,458	55,841
Freddie Mac, 1.599%, 8/25/2030 (i)	719,995	59,305
Freddie Mac, 1.169%, 9/25/2030 (i)	455,646	27,846
Freddie Mac, 1.081%, 11/25/2030 (i)	901,677	52,187
Freddie Mac, 4.94%, 11/25/2030	227,690	227,582
Freddie Mac, 0.326%, 1/25/2031 (i)	3,177,178	52,343
Freddie Mac, 0.514%, 3/25/2031 (i)	3,727,599	100,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.938%, 7/25/2031 (i)	$670,491	$37,558
Freddie Mac, 0.536%, 9/25/2031 (i)	2,699,427	85,845
Freddie Mac, 0.568%, 12/25/2031 (i)	659,754	22,651
Freddie Mac, 6%, 8/01/2034	18,559	18,937
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053	207,272	197,412
Freddie Mac, UMBS, 2.5%, 4/01/2051 - 7/01/2051	542,017	438,863
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051	68,500	53,258
Freddie Mac, UMBS, 3%, 4/01/2052	22,273	18,793
Freddie Mac, UMBS, 5%, 11/01/2052	211,881	204,163
Freddie Mac, UMBS, 6%, 8/01/2053	68,505	68,990
Freddie Mac, UMBS, 5.5%, 11/01/2053	96,619	95,106
Ginnie Mae, 2.5%, 8/20/2051 - 10/20/2052	424,058	353,624
Ginnie Mae, 2%, 3/20/2052	29,968	24,044
Ginnie Mae, 3%, 6/20/2052 - 11/20/2052	66,823	57,760
Ginnie Mae, 3.5%, 7/20/2052	76,625	68,385
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	102,652	94,367
Ginnie Mae, 5.5%, 2/20/2053	68,252	67,758
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053	189,276	183,780
Ginnie Mae, 6.473%, 3/20/2064	149,298	149,743
Ginnie Mae, TBA, 2%, 6/15/2054 - 7/15/2054	75,000	60,132
Ginnie Mae, TBA, 3%, 6/15/2054	50,000	43,187
Ginnie Mae, TBA, 5.5%, 6/15/2054	25,000	24,798
Ginnie Mae, TBA, 6%, 6/15/2054	50,000	50,306
Ginnie Mae, TBA, 6.5%, 6/15/2054	75,000	76,129
UMBS, TBA, 4.5%, 6/15/2039	75,000	73,151
UMBS, TBA, 3%, 6/25/2054 - 7/25/2054	775,000	651,833
UMBS, TBA, 2%, 7/25/2054	1,275,000	984,472
		$8,576,321
Municipals – 0.4%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	$100,000	$96,228
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 2.641%, 7/01/2037	145,000	129,419
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, Issue M, “A”, 4.949%, 7/01/2038	185,000	176,055
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052	150,000	148,568
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	70,000	56,468
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047	190,000	181,142

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		$246,000	$231,309
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	206,578
			$1,225,767
Natural Gas - Distribution – 0.1%
ENGIE S.A., 3.875%, 3/06/2036	EUR	100,000	$107,577
ENGIE S.A., 4.25%, 1/11/2043		100,000	107,436
			$215,013
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 3.125%, 7/18/2031	GBP	100,000	$107,727
APA Infrastructure Ltd., 2.5%, 3/15/2036		100,000	89,471
			$197,198
Network & Telecom – 0.5%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$1,012,000	$1,002,163
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	366,000	403,701
TDC Net A/S, 5.186%, 8/02/2029		100,000	108,728
			$1,514,592
Oil Services – 0.5%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$346,000	$346,849
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		172,000	163,666
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		275,000	283,963
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		557,000	557,630
			$1,352,108
Oils – 0.5%
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		$200,000	$195,448
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		766,000	748,493
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	323,372
			$1,267,313

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.7%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	$205,633
Banque Federative du Credit Mutuel S.A., 4.375%, 1/11/2034	EUR	100,000	107,126
Banque Federative du Credit Mutuel S.A., 3.75%, 2/03/2034		100,000	108,221
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$200,000	205,107
BPCE S.A., 4.5%, 3/15/2025 (n)		250,000	246,769
BPCE S.A., 4.125%, 3/08/2033	EUR	100,000	108,762
Credit Mutuel Arkea S.A., 3.625%, 10/03/2033		100,000	106,971
Deutsche Bank AG, 3.75% to 1/15/2029, FLR (EURIBOR - 3mo. + 1.25%) to 1/15/2030		100,000	107,991
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032		100,000	105,450
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)		$200,000	215,062
KBC Group N.V., 3.75%, 3/27/2032	EUR	100,000	107,980
KBC Group N.V., 6.151% to 3/19/2029, FLR (GBP Government Yield - 5yr. + 2.25%) to 3/19/2034	GBP	100,000	127,279
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		$88,000	84,104
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		30,000	29,755
Macquarie Group Ltd., 6.255% to 12/07/2033, FLR (SOFR - 1 day + 2.303%) to 12/07/2034 (n)		47,000	48,566
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030		41,000	40,768
Truist Financial Corp., 5.711% to 1/24/2034, FLR (SOFR - 1 day + 1.922%) to 1/24/2035		49,000	48,688
			$2,004,232
Pharmaceuticals – 0.8%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$456,000	$440,572
AbbVie, Inc., 5.35%, 3/15/2044		41,000	40,365
AbbVie, Inc., 5.4%, 3/15/2054		51,000	50,275
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		462,000	403,095
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		90,000	68,400
Bristol-Myers Squibb Co., 5.5%, 2/22/2044		34,000	33,649
Bristol-Myers Squibb Co., 5.55%, 2/22/2054		29,000	28,552
Johnson & Johnson, 3.55%, 6/01/2044	EUR	100,000	106,649
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$454,000	419,352
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		625,000	552,317
Roche Finance Europe B.V., 3.564%, 5/03/2044	EUR	100,000	105,320
			$2,248,546

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.8%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$54,000	$53,382
GFL Environmental, Inc., 4%, 8/01/2028 (n)	758,000	693,115
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	200,000	186,157
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	345,000	314,838
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)	127,000	129,542
Stericycle, Inc., 3.875%, 1/15/2029 (n)	888,000	806,272
Waste Management, Inc., 4.625%, 2/15/2033	72,000	69,227
		$2,252,533
Precious Metals & Minerals – 0.6%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	$707,000	$673,421
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	923,000	866,214
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	78,000	78,365
		$1,618,000
Printing & Publishing – 0.2%
Cimpress PLC, 7%, 6/15/2026	$468,000	$466,966
Real Estate - Office – 0.1%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$71,000	$68,361
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	149,000	140,245
Corporate Office Property LP, REIT, 2%, 1/15/2029	52,000	43,985
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	39,000	32,091
		$284,682
Real Estate - Other – 0.6%
EPR Properties, REIT, 3.6%, 11/15/2031	$104,000	$86,357
Lexington Realty Trust Co., 2.7%, 9/15/2030	47,000	39,119
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	1,099,000	1,122,744
XHR LP, REIT, 4.875%, 6/01/2029 (n)	597,000	550,018
		$1,798,238
Real Estate - Retail – 0.1%
STORE Capital Corp., REIT, 2.75%, 11/18/2030	$113,000	$92,250
STORE Capital Corp., REIT, 2.7%, 12/01/2031	18,000	14,374
WEA Finance LLC, 2.875%, 1/15/2027 (n)	100,000	92,434
		$199,058
Restaurants – 0.3%
1011778 B.C. ULC / New Red Finance, Inc., 4%, 10/15/2030 (n)	$406,000	$353,278
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	692,000	611,653
		$964,931

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.5%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$531,000	$488,529
Home Depot, Inc., 3.625%, 4/15/2052		122,000	89,528
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		626,000	557,558
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		503,000	484,341
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	345,000	301,196
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$487,000	484,250
Parkland Corp., 4.625%, 5/01/2030 (n)		935,000	849,836
Penske Automotive Group Co., 3.75%, 6/15/2029		809,000	719,444
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		419,000	341,691
			$4,316,373
Specialty Chemicals – 0.1%
Covestro AG, 1.375%, 6/12/2030	EUR	80,000	$76,177
CTEC II GmbH, 5.25%, 2/15/2030 (n)		100,000	100,361
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$53,000	46,990
International Flavors & Fragrances, Inc., 4.375%, 6/01/2047		62,000	47,626
International Flavors & Fragrances, Inc., 5%, 9/26/2048		35,000	29,725
			$300,879
Specialty Stores – 0.6%
DICK'S Sporting Goods, 4.1%, 1/15/2052		$111,000	$78,749
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		383,000	310,659
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		543,000	369,292
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		870,000	832,911
Richemont International S.A., 1.5%, 3/26/2030	EUR	100,000	97,574
			$1,689,185
Supermarkets – 0.7%
ELO SACA, 4.875%, 12/08/2028	EUR	100,000	$103,631
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$771,000	780,966
Ocado Group PLC, 3.875%, 10/08/2026	GBP	500,000	550,317
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	416,000	438,403
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	122,392
			$1,995,709
Supranational – 0.9%
European Union, 3.25%, 7/04/2034	EUR	675,000	$741,659
European Union, 3.375%, 11/04/2042		350,000	377,941
European Union, 2.625%, 2/04/2048		475,000	451,663

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – continued
European Union, 3%, 3/04/2053	EUR	834,000	$829,749
European Union, 3.375%, 10/05/2054		56,811	60,367
			$2,461,379
Telecommunications - Wireless – 1.0%
Altice France S.A., 5.5%, 1/15/2028 (n)		$534,000	$373,896
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	134,131
American Tower Corp., 3.9%, 5/16/2030	EUR	100,000	107,695
American Tower Corp., 5.45%, 2/15/2034		$82,000	80,979
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	601,686
SBA Communications Corp., 3.875%, 2/15/2027		618,000	584,945
SBA Communications Corp., 3.125%, 2/01/2029		1,094,000	962,517
T-Mobile USA, Inc., 3.875%, 4/15/2030		54,000	50,191
T-Mobile USA, Inc., 5.75%, 1/15/2034		26,000	26,617
Vodafone Group PLC, 5.625%, 2/10/2053		47,000	45,340
			$2,967,997
Telephone Services – 0.0%
TELUS Corp., 2.85%, 11/13/2031	CAD	151,000	$95,778
Tobacco – 0.0%
B.A.T. International Finance PLC, 4.125%, 4/12/2032	EUR	100,000	$105,801
Transportation - Services – 0.6%
Autostrade per l’Italia S.p.A., 5.125%, 6/14/2033	EUR	100,000	$112,880
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)		697,000	749,620
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)		$60,000	60,539
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		72,000	74,198
GXO Logistics, Inc., 6.25%, 5/06/2029		57,000	57,793
Heathrow Funding Ltd., 6%, 3/05/2032	GBP	100,000	126,168
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		$818,284	240,575
Transurban Finance Co Pty Ltd., 3.974%, 3/12/2036	EUR	100,000	106,592
Triton International Ltd., 3.15%, 6/15/2031 (n)		$104,000	85,981
United Parcel Service, 5.05%, 3/03/2053		52,000	48,527
			$1,662,873
U.S. Treasury Obligations – 21.3%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$17,919,000	$10,747,200
U.S. Treasury Bonds, 3.875%, 5/15/2043		4,998,000	4,460,715
U.S. Treasury Bonds, 2.375%, 11/15/2049		19,586,000	12,815,059
U.S. Treasury Bonds, 4.75%, 11/15/2053		767,000	781,381
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		618,206	614,278
U.S. Treasury Notes, 4%, 6/30/2028		3,400,000	3,329,078
U.S. Treasury Notes, 4.125%, 8/31/2030		7,000,000	6,851,797

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.875%, 10/31/2030		$4,700,000	$4,793,266
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		16,124,000	14,202,286
U.S. Treasury Notes, 4%, 2/15/2034		2,000,000	1,922,812
			$60,517,872
Utilities - Electric Power – 4.0%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		$1,440,000	$1,154,163
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		28,000	27,808
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	70,994
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	18,794
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,091
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	134,680
Calpine Corp., 4.5%, 2/15/2028 (n)		$918,000	863,241
Calpine Corp., 5.125%, 3/15/2028 (n)		546,000	520,314
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		504,000	479,146
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,590,000	1,387,464
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		142,000	120,849
Duke Energy Corp., 3.75%, 4/01/2031	EUR	100,000	106,073
Duke Energy Florida LLC, 6.2%, 11/15/2053		$63,000	67,102
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	64,738
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$200,000	162,949
Enel Finance International N.V., 3.875%, 1/23/2035	EUR	100,000	105,818
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		$400,000	404,942
EPH Fin International A.S., 5.875%, 11/30/2029	EUR	100,000	109,130
EPH Financing International A.S., 6.651%, 11/13/2028		107,000	119,737
Eversource Energy, 5.5%, 1/01/2034		$55,000	53,837
Florida Power & Light Co., 2.875%, 12/04/2051		75,000	47,724
Georgia Power Co., 4.95%, 5/17/2033		103,000	100,210
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	23,041
Mercury Chile Holdco LLC, 6.5%, 1/24/2027		200,000	195,634
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		31,000	31,064
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		161,000	160,431
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	100,334
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		702,000	660,562
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		698,000	714,540
Oncor Electric Delivery, 3.5%, 5/15/2031	EUR	100,000	107,181
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$58,000	59,196
Pacific Gas & Electric Co., 6.4%, 6/15/2033		28,000	29,065
PG&E Corp., 5.25%, 7/01/2030		464,000	441,991
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		97,000	92,502
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		707,832	703,586
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		577,000	568,740

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		$913,000	$871,389
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		438,000	397,897
WEC Energy Group, Inc., 1.8%, 10/15/2030		67,000	54,356
Xcel Energy, Inc., 4.6%, 6/01/2032		43,000	40,010
Xcel Energy, Inc., 5.5%, 3/15/2034		70,000	68,870
			$11,454,193
Utilities - Gas – 0.3%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	862,000	$810,449
EP Infrastructure A.S., 1.816%, 3/02/2031		187,000	161,187
			$971,636
Utilities - Other – 0.0%
United Utilities Water Finance PLC, 3.75%, 5/23/2034	EUR	100,000	$104,522
Total Bonds (Identified Cost, $384,847,368)			$366,981,801
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
Invesco Senior Loan Fund ETF (Identified Cost, $2,845,553)		134,484	$2,840,302
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		6,129	$214,515
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$222,353
Total Common Stocks (Identified Cost, $730,966)			$436,868

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	N/A	6,125	$1,561

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 5.38% (v) (Identified Cost, $8,820,337)	8,820,332	$8,821,214

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	BNP Paribas S.A.	$ 4,506,850	EUR 3,790,000	$21,166
iTraxx Europe Crossover Series 41 Index Credit Default Swap – Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2024 @ 3.75%	Put	Goldman Sachs International	4,506,850	3,790,000	21,166
Total Purchased Options (Premiums Paid, $100,769)					$42,332

Other Assets, Less Liabilities – (33.5)%	(95,105,421)
Net Assets – 100.0%	$284,018,657

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,821,214 and $370,302,864, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $194,265,621, representing 68.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
UYU	Uruguayan Peso
Derivative Contracts at 5/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	3,492,918	USD	2,314,980	HSBC Bank	7/19/2024	$12,046

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
AUD	1,061,538	USD	694,926	Merrill Lynch International	7/19/2024	$12,284
CAD	1,377,575	USD	1,008,631	Goldman Sachs International	7/19/2024	3,035
CAD	899,813	USD	653,910	State Street Bank Corp.	7/19/2024	6,896
CZK	14,077,642	USD	591,635	Deutsche Bank AG	7/19/2024	27,325
CZK	10,484,555	USD	450,727	Goldman Sachs International	7/19/2024	10,254
CZK	956,715	USD	40,870	HSBC Bank	7/19/2024	1,194
CZK	24,730,348	USD	1,048,938	State Street Bank Corp.	7/19/2024	38,397
EUR	701,902	USD	759,406	Barclays Bank PLC	7/19/2024	3,728
EUR	656,676	USD	710,208	Citibank N.A.	7/19/2024	3,754
EUR	691,791	USD	741,345	Deutsche Bank AG	7/19/2024	10,797
EUR	4,910,500	USD	5,246,699	HSBC Bank	7/19/2024	92,178
EUR	1,031,013	USD	1,115,532	JPMorgan Chase Bank N.A.	7/19/2024	5,424
EUR	21,600	USD	23,066	Merrill Lynch International	7/19/2024	418
EUR	375,268	USD	400,682	NatWest Markets PLC	7/19/2024	7,323
EUR	833,293	USD	894,454	State Street Bank Corp.	7/19/2024	11,532
EUR	308,564	USD	332,871	UBS AG	7/19/2024	2,612
GBP	1,178,468	USD	1,472,038	Barclays Bank PLC	7/19/2024	29,960
GBP	890,906	USD	1,107,690	Brown Brothers Harriman	7/19/2024	27,801
GBP	76,048	USD	96,912	Merrill Lynch International	7/19/2024	14
GBP	132,247	USD	165,391	State Street Bank Corp.	7/19/2024	3,163
MXN	35,257,079	USD	2,038,100	Barclays Bank PLC	7/19/2024	25,289
MXN	118,156,830	USD	6,840,920	UBS AG	7/19/2024	74,097
NOK	8,706,664	USD	806,083	Brown Brothers Harriman	7/19/2024	24,339
NOK	16,818,231	USD	1,547,659	HSBC Bank	7/19/2024	56,426
NOK	4,053,561	USD	377,282	State Street Bank Corp.	7/19/2024	9,337
NOK	13,331,321	USD	1,226,990	UBS AG	7/19/2024	44,521
NZD	8,231,428	USD	5,036,819	Brown Brothers Harriman	7/19/2024	23,026
NZD	3,559,940	USD	2,135,483	Deutsche Bank AG	7/19/2024	52,806
NZD	1,411,209	USD	846,697	JPMorgan Chase Bank N.A.	7/19/2024	20,771
NZD	1,005,357	USD	612,924	State Street Bank Corp.	7/19/2024	5,067
SEK	4,594,101	USD	430,159	Brown Brothers Harriman	7/19/2024	7,355
SEK	448,000	USD	41,706	State Street Bank Corp.	7/19/2024	959
USD	861,813	AUD	1,286,120	Merrill Lynch International	7/19/2024	4,984
USD	280,503	BRL	1,473,560	Barclays Bank PLC	7/02/2024	703
USD	1,309,001	BRL	6,837,671	Citibank N.A.	7/02/2024	10,662
USD	1,425,259	BRL	7,397,891	Goldman Sachs International	7/02/2024	20,545
USD	1,024,135	BRL	5,370,000	JPMorgan Chase Bank N.A.	7/02/2024	4,477
USD	182,508	CAD	247,610	State Street Bank Corp.	7/19/2024	668
USD	1,443,860	CNH	10,428,970	BNP Paribas S.A.	7/19/2024	3,317
USD	408,402	CNH	2,924,846	State Street Bank Corp.	7/19/2024	4,396
USD	109,018	EUR	100,000	Brown Brothers Harriman	7/19/2024	294
USD	217,408	EUR	199,393	JPMorgan Chase Bank N.A.	7/19/2024	621
USD	108,862	EUR	99,859	NatWest Markets PLC	7/19/2024	292
USD	888,510	EUR	814,141	State Street Bank Corp.	7/19/2024	3,345
USD	4,010,788	JPY	606,000,566	JPMorgan Chase Bank N.A.	7/19/2024	131,066

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	510,663	JPY	79,578,625	Merrill Lynch International	7/19/2024	$1,186
USD	708,460	JPY	110,212,934	NatWest Markets PLC	7/19/2024	2,858
USD	1,346,271	JPY	207,201,441	State Street Bank Corp.	7/19/2024	19,730
USD	205,609	JPY	31,025,712	UBS AG	7/19/2024	6,977
USD	1,208,282	KRW	1,624,632,119	Barclays Bank PLC	6/28/2024	33,345
USD	4,445,980	KRW	6,091,348,792	Citibank N.A.	7/26/2024	34,120
USD	8,350,520	MXN	141,142,688	State Street Bank Corp.	7/19/2024	90,278
USD	852,866	THB	30,898,482	Barclays Bank PLC	6/28/2024	13,423
USD	1,899,627	THB	68,943,037	JPMorgan Chase Bank N.A.	6/28/2024	26,600
						$1,068,015
Liability Derivatives
BRL	1,457,577	USD	282,670	Citibank N.A.	7/02/2024	$(5,905)
BRL	2,076,209	USD	407,260	JPMorgan Chase Bank N.A.	7/02/2024	(13,028)
CNH	293,117	USD	40,768	HSBC Bank	7/19/2024	(280)
CNH	2,891,675	USD	401,686	State Street Bank Corp.	7/19/2024	(2,262)
CZK	6,513,801	USD	286,955	State Street Bank Corp.	7/19/2024	(559)
EUR	394,733	USD	430,116	Brown Brothers Harriman	7/19/2024	(948)
EUR	1,305,345	USD	1,423,710	HSBC Bank	7/19/2024	(4,491)
EUR	1,856,413	USD	2,024,948	JPMorgan Chase Bank N.A.	7/19/2024	(6,586)
EUR	382,766	USD	417,297	State Street Bank Corp.	7/19/2024	(1,139)
EUR	31,315	USD	34,112	UBS AG	7/19/2024	(64)
IDR	16,982,355,385	USD	1,065,080	Citibank N.A.	8/06/2024	(21,124)
IDR	6,572,801,661	USD	410,723	JPMorgan Chase Bank N.A.	8/06/2024	(6,673)
JPY	25,385,406	USD	163,119	Citibank N.A.	7/19/2024	(597)
JPY	62,589,344	USD	413,560	JPMorgan Chase Bank N.A.	7/19/2024	(12,852)
KRW	1,614,162,341	USD	1,176,323	Barclays Bank PLC	6/28/2024	(8,958)
KRW	405,839,315	USD	301,793	Citibank N.A.	6/28/2024	(8,289)
THB	83,328,813	USD	2,301,074	Barclays Bank PLC	6/28/2024	(37,217)
THB	16,018,062	USD	442,499	JPMorgan Chase Bank N.A.	6/28/2024	(7,325)
USD	2,168,283	AUD	3,306,828	Barclays Bank PLC	7/19/2024	(34,768)
USD	832,583	AUD	1,269,571	Goldman Sachs International	7/19/2024	(13,221)
USD	11,982,445	AUD	18,337,484	HSBC Bank	7/19/2024	(234,218)
USD	1,409,034	CAD	1,935,867	Brown Brothers Harriman	7/19/2024	(12,632)
USD	60,009	CAD	81,829	JPMorgan Chase Bank N.A.	7/19/2024	(84)
USD	6,349,868	CAD	8,714,955	State Street Bank Corp.	7/19/2024	(50,237)
USD	582,557	CHF	524,478	Citibank N.A.	7/19/2024	(1,661)
USD	828,774	CHF	749,676	HSBC Bank	7/19/2024	(6,293)
USD	3,133,526	CNH	22,688,294	State Street Bank Corp.	7/19/2024	(385)
USD	3,796,459	CZK	89,715,267	Barclays Bank PLC	7/19/2024	(148,105)
USD	107,476	EUR	99,997	BNP Paribas S.A.	7/19/2024	(1,244)
USD	208,952	EUR	194,181	Brown Brothers Harriman	7/19/2024	(2,170)
USD	61,523	EUR	56,712	Citibank N.A.	7/19/2024	(136)
USD	1,146,280	EUR	1,064,784	HSBC Bank	7/19/2024	(11,393)
USD	38,730,638	EUR	36,249,618	JPMorgan Chase Bank N.A.	7/19/2024	(681,301)
USD	277,899	EUR	260,000	NatWest Markets PLC	7/19/2024	(4,783)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	1,282,750	EUR	1,193,604	State Street Bank Corp.	7/19/2024	$(14,982)
USD	489,182	EUR	454,571	UBS AG	7/19/2024	(5,045)
USD	5,008,159	GBP	4,020,359	Barclays Bank PLC	7/19/2024	(115,929)
USD	602,232	GBP	474,004	Brown Brothers Harriman	7/19/2024	(1,902)
USD	1,628,119	GBP	1,301,899	HSBC Bank	7/19/2024	(31,197)
USD	491,164	GBP	389,339	JPMorgan Chase Bank N.A.	7/19/2024	(5,062)
USD	91,973	GBP	73,371	State Street Bank Corp.	7/19/2024	(1,542)
USD	375,587	MXN	6,460,276	Deutsche Bank AG	7/19/2024	(2,494)
USD	556,691	MXN	9,644,271	State Street Bank Corp.	7/19/2024	(7,731)
USD	1,808,433	NZD	2,961,623	State Street Bank Corp.	7/19/2024	(12,071)
USD	409,109	SEK	4,448,502	JPMorgan Chase Bank N.A.	7/19/2024	(14,540)
USD	706,074	SEK	7,741,876	Merrill Lynch International	7/19/2024	(31,216)
USD	40,108	SEK	430,832	State Street Bank Corp.	7/19/2024	(922)
						$(1,585,561)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	70	$5,247,067	June – 2024	$169,253
Euro-Bund 10 yr	Short	EUR	17	2,385,785	June – 2024	25,554
U.S. Treasury Note 10 yr	Short	USD	109	11,858,859	September – 2024	28,552
U.S. Treasury Note 5 yr	Short	USD	353	37,346,297	September – 2024	18,522
U.S. Treasury Ultra Bond 30 yr	Short	USD	89	10,896,938	September – 2024	151,933
U.S. Treasury Ultra Note 10 yr	Short	USD	33	3,697,031	September – 2024	443
						$394,257
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	8	$646,715	September – 2024	$(83)
Euro-Bobl 5 yr	Long	EUR	63	7,925,440	June – 2024	(120,346)
Euro-Buxl 30 yr	Long	EUR	4	548,688	June – 2024	(33,316)
Euro-Schatz	Short	EUR	196	22,381,370	September – 2024	(17,450)
Long Gilt 10 yr	Long	GBP	5	613,679	September – 2024	(2,625)
U.S. Treasury Bond 30 yr	Long	USD	7	812,437	September – 2024	(6,534)
U.S. Treasury Note 2 yr	Long	USD	5	1,018,516	September – 2024	(174)
						$(180,528)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/18/55	USD	1,800,000	centrally cleared	Daily SOFR / Annually	3.458% / Annually	$97,764	$—	$97,764
Liability Derivatives
Interest Rate Swaps
1/04/27	BRL	3,000,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	$(13,626)	$—	$(13,626)
6/18/27	USD	16,600,000	centrally cleared	3.412% / Annually	Daily SOFR / Annually	(218,966)	—	(218,966)
1/03/28	BRL	5,800,000	centrally cleared	10.63% / Annually	Average Daily BZDIOVRA / Annually	(20,354)	3,121	(17,233)
						$(252,946)	$3,121	$(249,825)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	130,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$8,412	$15,511	$23,923
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.75%, 3/17/25, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At May 31, 2024, the fund had cash collateral of $480,000 and other liquid securities with an aggregate value of $2,071,260 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/24 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $388,524,656)	$370,302,864
Investments in affiliated issuers, at value (identified cost, $8,820,337)	8,821,214
Cash	5,197
Foreign currency, at value (identified cost, $6,702)	6,697
Restricted cash for
Forward foreign currency exchange contracts	480,000
Receivables for
Net daily variation margin on open cleared swap agreements	13,047
Forward foreign currency exchange contracts	1,068,015
Investments sold	361,429
TBA sale commitments	1,309,576
Interest	4,963,678
Uncleared swaps, at value (net of unamortized premiums paid, $15,511)	23,923
Other assets	36,819
Total assets	$387,392,459
Liabilities
Notes payable	$95,000,000
Payables for
Distributions	218,224
Forward foreign currency exchange contracts	1,585,561
Net daily variation margin on open futures contracts	159,846
Investments purchased	979,525
When-issued investments purchased	1,737,803
TBA purchase commitments	3,266,588
Payable to affiliates
Investment adviser	9,254
Administrative services fee	277
Transfer agent and dividend disbursing costs	1,345
Accrued interest expense	166,793
Deferred foreign capital gains tax expense payable	123,595
Accrued expenses and other liabilities	124,991
Total liabilities	$103,373,802
Net assets	$284,018,657

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$347,403,215
Total distributable earnings (loss)	(63,384,558)
Net assets	$284,018,657
Shares of beneficial interest outstanding (42,041,330 shares issued less 26,450 capital shares to be retired) (unlimited number of shares authorized)	42,014,880
Net asset value per share (net assets of $284,018,657 / 42,014,880 shares of beneficial interest outstanding)	$6.76
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/24 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$11,022,212
Dividends from affiliated issuers	242,630
Dividends	61,048
Other	167
Total investment income	$11,326,057
Expenses
Management fee	$848,897
Transfer agent and dividend disbursing costs	22,372
Administrative services fee	25,664
Independent Trustees' compensation	5,088
Stock exchange fee	21,044
Custodian fee	29,293
Shareholder communications	64,006
Audit and tax fees	52,307
Legal fees	5,538
Interest expense and fees	3,108,732
Miscellaneous	29,439
Total expenses	$4,212,380
Net investment income (loss)	$7,113,677

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,171,501)
Affiliated issuers	(944)
Futures contracts	1,246,195
Swap agreements	71,554
Forward foreign currency exchange contracts	(1,443,579)
Foreign currency	23,456
Net realized gain (loss)	$(2,274,819)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,276,125
Affiliated issuers	425
Futures contracts	242,504
Swap agreements	(157,289)
Forward foreign currency exchange contracts	1,956,713
Translation of assets and liabilities in foreign currencies	(7,340)
Net unrealized gain (loss)	$9,311,138
Net realized and unrealized gain (loss)	$7,036,319
Change in net assets from operations	$14,149,996
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23
Change in net assets
From operations
Net investment income (loss)	$7,113,677	$14,126,213
Net realized gain (loss)	(2,274,819)	(24,958,151)
Net unrealized gain (loss)	9,311,138	27,303,201
Change in net assets from operations	$14,149,996	$16,471,263
Distributions to shareholders	$(8,813,879)	$(12,005,785)
Tax return of capital distributions to shareholders	$—	$(11,490,267)
Distributions from other sources	$(2,685,068)(a)	$—
Change in net assets from fund share transactions	$(2,107,136)	$(10,078,362)
Total change in net assets	$543,913	$(17,103,151)
Net assets
At beginning of period	283,474,744	300,577,895
At end of period	$284,018,657	$283,474,744

(a)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/24 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$14,149,996
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(124,689,175)
Proceeds from disposition of investment securities	135,600,520
Purchase of short-term investments, net	(4,297,031)
Realized gain/loss on investments	2,171,501
Unrealized appreciation/depreciation on investments	(7,276,550)
Unrealized appreciation/depreciation on foreign currency contracts	(1,956,713)
Unrealized appreciation/depreciation on swaps	157,289
Net amortization/accretion of income	(1,191,390)
Amortization of debt issuance costs	34,811
Decrease in interest receivable	300,393
Decrease in accrued expenses and other liabilities	(56,095)
Decrease in receivable for net daily variation margin on open futures contracts	207,654
Increase in payable for net daily variation margin on open futures contracts	159,846
Increase in other assets	(20,892)
Decrease in interest payable	(16,984)
Net cash provided by operating activities	$13,277,180
Cash flows from financing activities:
Adjustment for debt issuance costs	$10,396
Distributions paid in cash	(11,440,918)
Repurchase of shares of beneficial interest	(2,359,927)
Net cash used by financing activities	$(13,790,449)
Net decrease in cash and restricted cash	$(513,269)
Cash and restricted cash:
Beginning of period (including foreign currency of $6,784)	$1,005,163
End of period (including foreign currency of $6,697)	$491,894
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2024 for interest was $3,090,905.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	5/31/24 (unaudited)	11/30/23	11/30/22	11/30/21	11/30/20	11/30/19
Net asset value, beginning of period	$6.69	$6.83	$8.29	$8.90	$8.94	$8.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.33	$0.33	$0.35	$0.37	$0.36
Net realized and unrealized gain (loss)	0.17	0.05	(1.20)	(0.26)	0.27	0.80
Total from investment operations	$0.34	$0.38	$(0.87)	$0.09	$0.64	$1.16
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.27)	$(0.42)	$(0.42)	$(0.40)	$(0.44)
From tax return of capital	—	(0.27)	(0.18)	(0.28)	(0.30)	(0.26)
From other sources	(0.06)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.54)	$(0.60)	$(0.70)	$(0.70)	$(0.70)
Net increase from repurchase of capital shares	$0.00(w)	$0.02	$0.01	$—	$0.02	$0.04
Net asset value, end of period (x)	$6.76	$6.69	$6.83	$8.29	$8.90	$8.94
Market value, end of period	$6.23	$6.09	$6.87	$8.44	$8.53	$8.32
Total return at market value (%)	6.76(n)	(3.34)	(11.33)	7.27	11.58	22.47
Total return at net asset value (%) (j)(r)(s)(x)	5.45(n)	6.80	(10.26)	0.99	8.35	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.92(a)	2.70	1.37	0.91	1.02	1.40
Net investment income (loss)	4.93(a)	4.82	4.56	4.06	4.20	4.11
Portfolio turnover	38(n)	73	81	112	129	94
Net assets at end of period (000 omitted)	$284,019	$283,475	$300,578	$368,967	$394,538	$403,245
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.76(a)	0.76	0.74	0.71	0.72	0.70
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$95,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$3,990	$3,984	$4,006	$4,690	$4,945	$5,032

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)	Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for additional information regarding the tax character of the fund’s distributions.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other

Notes to Financial Statements (unaudited) - continued
market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,840,302	$—	$222,353	$3,062,655
Luxembourg	—	214,515	—	214,515
United Kingdom	—	1,561	—	1,561
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	60,517,872	—	60,517,872
Non - U.S. Sovereign Debt	—	72,003,349	—	72,003,349
Municipal Bonds	—	1,225,767	—	1,225,767
U.S. Corporate Bonds	—	158,864,721	—	158,864,721
Residential Mortgage-Backed Securities	—	9,379,333	—	9,379,333
Commercial Mortgage-Backed Securities	—	5,204,769	—	5,204,769
Asset-Backed Securities (including CDOs)	—	5,608,881	—	5,608,881
Foreign Bonds	—	54,219,441	—	54,219,441
Mutual Funds	8,821,214	—	—	8,821,214
Total	$11,661,516	$367,240,209	$222,353	$379,124,078
Other Financial Instruments
Futures Contracts – Assets	$394,257	$—	$—	$394,257
Futures Contracts – Liabilities	(180,528)	—	—	(180,528)
Forward Foreign Currency Exchange Contracts – Assets	—	1,068,015	—	1,068,015
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,585,561)	—	(1,585,561)
Swap Agreements – Assets	—	121,687	—	121,687
Swap Agreements – Liabilities	—	(249,825)	—	(249,825)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$219,045
Change in unrealized appreciation or depreciation	3,308
Balance as of 5/31/24	$222,353
At May 31, 2024, the fund held one level 3 security.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index.  These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security

Notes to Financial Statements (unaudited) - continued
is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$42,332	$—
Interest Rate	Futures Contracts	394,257	(180,528)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,068,015	(1,585,561)
Interest Rate	Cleared Swap Agreements	97,764	(249,825)
Credit	Uncleared Swap Agreements	23,923	—
Total		$1,626,291	$(2,015,914)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,246,195	$31,861	$—	$—
Foreign Exchange	—	—	(1,443,579)	—
Credit	—	39,693	—	77,770
Total	$1,246,195	$71,554	$(1,443,579)	$77,770
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$242,504	$(160,471)	$—	$—
Foreign Exchange	—	—	1,956,713	—
Credit	—	3,182	—	(31,637)
Total	$242,504	$(157,289)	$1,956,713	$(31,637)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all

Notes to Financial Statements (unaudited) - continued
transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options,

Notes to Financial Statements (unaudited) - continued
this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master

Notes to Financial Statements (unaudited) - continued
Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or

Notes to Financial Statements (unaudited) - continued
sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.

Notes to Financial Statements (unaudited) - continued
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/24
Cash	$11,894
Restricted cash	480,000
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$491,894
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.

Notes to Financial Statements (unaudited) - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended May 31, 2024, the amount of distributions estimated to be a tax return of capital was approximately $2,685,068 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/23
Ordinary income (including any short-term capital gains)	$12,005,785
Tax return of capital (b)	11,490,267
Total distributions	$23,496,052

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/24
Cost of investments	$405,907,236
Gross appreciation	3,432,727
Gross depreciation	(30,215,885)
Net unrealized appreciation (depreciation)	$(26,783,158)
As of 11/30/23
Capital loss carryforwards	(32,376,206)
Other temporary differences	(281,336)
Net unrealized appreciation (depreciation)	(33,378,065)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(8,501,321)
Long-Term	(23,874,885)
Total	$(32,376,206)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2024 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2024, fees paid to MFSC amounted to $7,390.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2024 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.

Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$29,243,573	$28,987,424
Non-U.S. Government securities	112,292,337	122,163,170
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 337,541 shares of beneficial interest during the six months ended May 31, 2024 at an average price per share of $6.24 and a weighted average discount of 8.12% per share. The fund repurchased 1,655,959 shares of beneficial interest during the year ended November 30, 2023 at an average price per share of $6.09 and a weighted average discount of 8.72% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/24		Year ended 11/30/23
	Shares	Amount	Shares	Amount
Capital shares repurchased	(337,541)	$(2,107,136)	(1,655,959)	$(10,078,362)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2024, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. Costs directly related to the closing of the credit agreement are considered debt issuance costs, which are being amortized into interest expense over twelve months from the closing date. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured

Notes to Financial Statements (unaudited) - continued
Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $3,057,651 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $3,110 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2024, the average loan balance was $95,000,000 at a weighted average annual interest rate of 6.44%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,523,758	$75,413,144	$71,115,169	$(944)	$425	$8,821,214

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$242,630	$—

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Charter Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2024, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended November 30, 2023 and the financial highlights for each of the five years in the period then ended; and in our report dated January 16, 2024, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
July 16, 2024

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MCR

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASES FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Charter Income Trust (the "Fund"), is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment area
			of MFS since 2011
Neeraj Arora	Emerging Markets Debt Instruments Portfolio	2023	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2011

Ward Brown	Emerging Markets Debt Instruments Portfolio	2012	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2005

Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment
			management area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio	2006	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2004
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS;
			employed in the investment area of MFS since 2013
Andy Li	Investment Grade Debt Instruments Portfolio	2019	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2018
John Mitchell	Investment Grade Debt Instruments Portfolio	2023	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2003

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio	2018	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2013
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area
			of MFS since 2002

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2023, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each Fund/strategy and, when available, 10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter- term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2023, the following benchmarks were used to measure the following portfolio manager's performance for the Fund, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Charter Income Trust	Robert Spector	FTSE World Government Bond Non-Dollar Hedged Index
JPMorgan Emerging Markets Bond Index Global
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Credit Index
Bloomberg U.S. Government/Mortgage Bond Index
	Neeraj Arora	JPMorgan Emerging Markets Bond Index Global
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	Philipp Burgener	Bloomberg U.S. Government/Mortgage Index
	David Cole	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Andy Li	Bloomberg Global Aggregate Credit Index
John Mitchell	Bloomberg Global Aggregate Credit Index
Michael Skatrud	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Erik Weisman	FTSE World Government Bond Non-Dollar Hedged Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

With respect to Ms. Pilar Gomez-Bravo, her compensation reflects her broader role within MFS as Co-Chief Investment Officer-Global Fixed Income in addition to being a portfolio manager. Her performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter. The quantitative portion is based on overall group investment performance and business performance metrics. The qualitative portion is based on the results of an annual internal review process conducted by the Chief Investment Officer which takes into account her broad leadership responsibilities. This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS fund(s) selected by the portfolio manager. A selected fund may, but is not required to, be a fund that is managed by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund's fiscal year ended November 30, 2023. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Robert Spector	N
Neeraj Arora	N
Ward Brown	N
Philipp Burgener	N
David Cole	N
Pilar Gomez-Bravo	N
Andy Li	N
John Mitchell	N
Michael Skatrud	N
Erik Weisman	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub- advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund's fiscal year ended November 30, 2023:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
		Total			Number of
Name	Number of Accounts	Assets	Number of Accounts	Total Assets	Accounts	Total Assets
Robert Spector	7	$3.4 billion	12	$4.6 billion	39	$2.1 billion

Neeraj Arora	9	$13.9 billion	9	$3.0 billion	7	$2.2 billion

Ward Brown	6	$8.5 billion	8	$3.0 billion	6	$2.1 billion

Philipp Burgener	7	$8.2 billion	5	$1.7 billion	1	$57.1 million

David Cole	14	$9.8 billion	10	$7.3 billion	7	$704.0 million

Pilar Bravo-Gomez	5	$3.2 billion	8	$2.5 billion	5	$996.4 million

Andy Li	5	$3.2 billion	8	$2.5 billion	4	$970.6 million

John Mitchell	8	$9.8 billion	9	$3.0 billion	7	$1.2 billion

Michael Skatrud	12	$9.7 billion	6	$932.7 million	4	$396.6 million

Erik Weisman	7	$4.6 billion	7	$2.4 billion	3	$826.0 million

* Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

12/01/23-12/31/23	25,781	6.24	25,781	3,830,107
01/01/24-01/31/24	0	N/A	0	3,830,107
02/01/24-02/28/24	43,908	6.30	43,908	3,786,199
03/01/24-03/31/24	117,103	6.30	117,103	3,669,096
04/01/24-04/30/24	124,299	6.17	124,299	3,544,797
05/01/24-05/31/24	26,450	6.24	26,450	3,518,347
Total	337,541	6.24	337,541

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2023 plan year is 4,277,392.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 16, 2024

* Print name and title of each signing officer under his or her signature.